Equity Method Investments - Summary of Financial Information for YPL with Reconciliation to Thomson Reuters Carrying Value of its Investment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Assets
Current assets		$ 3,490	$ 2,921
Total assets		18,437	18,684
Liabilities
Current liabilities		3,436	3,233
Total liabilities		6,431	7,620
Net earnings attributable to YPL		2,210	2,695
Thomson Reuters carrying amount		269	2,030
YPL (formerly RHL) [member]
Assets
Current assets			160
Non-current assets			8,036
Total assets			8,196
Liabilities
Current liabilities			105
Non-current liabilities			236
Total liabilities			341
Net assets attributable to YPL			7,855
Net assets attributable to YPL - beginning period		$ 7,855	14,598
Net earnings attributable to YPL			2,936
Distribution to owners			(9,679)
Net assets attributable to YPL - ending period			$ 7,855
Thomson Reuters % share			24.60%
Thomson Reuters $ share			$ 1,927
Historical excluded equity adjustment	[1]		(129)
Thomson Reuters carrying amount			$ 1,798

[1]	Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL.